SEGMENT INFORMATION - Total Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total consolidated assets	$ 10,262,309	$ 10,260,780	$ 8,704,286
Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	7,594,830	7,710,652	6,386,730
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	145,631	173,150	159,927
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	496,455	501,105	573,814
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,183,460	3,133,680	3,148,657
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,769,284	3,902,717	2,504,332
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	941,926	1,064,459	631,377
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 1,725,553	$ 1,485,669	$ 1,686,179